Form N-1A Supplement	Oct. 07, 2025
Dan IVES Wedbush AI Revolution ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.